Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents by Currency Denomination, Jurisdiction and Geographical Location
The following table sets forth a breakdown of the Group’s cash and cash equivalents by currency denomination, jurisdiction and geographical location as of December 31, 2017 and 2018:

	US$ in thousands					RMB in thousands					RMB in thousands
	USA	Hong Kong	China Non VIE	China VIE	Total	USA	Hong Kong	China Non VIE	China VIE	Total	Total translated to RMB
December 31, 2017	3	143,357	4,525	4	147,889	271	153	237,756	320,465	558,645	1,524,982
December 31, 2018	3	122,704	2,534	4	125,245	272	128	326,156	1,201,340	1,527,896	2,387,478

Schedule of Property and Equipment Estimated Useful Lives
Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Buildings	30-50 years
Computers and equipment	3-5 years
Motor vehicles	4-5 years
Furniture and fixtures	5 years
Software	3-5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets

Schedule of Intangible Assets Estimated Useful Lives
Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Customer relationships	2-3 years
Domain names and trademarks	9-10 years
Technology	4-5 years
Licenses	10 years